Short-term bank loans (Tables)	12 Months Ended
Dec. 31, 2024
Short Term Borrowings Abstract [Abstract]
Summary of Short-term bank loans

Type of loans	December 31, 2023	December 31, 2024
	NT$000	NT$000
Bank loans
Unsecured bank loans	—	339,364
Interest rate range	—	5.66%
Unused credit lines of short-term bank loans
NT$000	4,428,100	5,050,836
US$000	65,000	37,000